Loss on sale of vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Sales proceeds		$ 18,800,000
Net book value of vessel		(31,517,609)
Sales related costs		(322,681)
Debt termination costs and related finance fees		121,902
Loss on sale of vessels		(13,162,192)
Loss on vessel held for sale	$ 6,447,309
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds		9,700,000
Net book value of vessel		(15,979,901)
Sales related costs		(223,178)
Debt termination costs and related finance fees		66,684
Loss on sale of vessels		(6,569,763)
Ardmore Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds		9,100,000
Net book value of vessel		(15,537,708)
Sales related costs		(99,503)
Debt termination costs and related finance fees		55,218
Loss on sale of vessels		$ (6,592,429)
Ardmore Seamariner
Property, Plant and Equipment [Line Items]
Sales proceeds	10,000,000
Net book value of vessel	(16,342,309)
Sales related costs	(105,000)
Loss on vessel held for sale	$ (6,447,309)